UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway,

New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

ITEM 1. REPORT TO SHAREHOLDERS

AllianzGI Money Market Fund

Semiannual Report

June 30, 2013

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2-3	President’s Letter
4-5	Important Information
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10-11	Financial Highlights
12-17	Notes to Financial Statements
19-41	State Street Money Market Portfolio Semiannual Report

     President’s Letter

Brian S. Shlissel

President

Dear Shareholder:

Money market related yields remained extremely low during the fiscal six-month reporting period ended June 30, 2013. Against this backdrop, the Fund’s yield continued to be low during the reporting period.

Six Months in Review

The US economy continued to grow during the fiscal six-month reporting period, but the pace of the expansion was far from robust. Gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, grew at an annual pace of 0.1% during the fourth quarter 2012. GDP growth then rose to 1.1% during the first quarter of 2013 and, based on the US Commerce Department’s initial estimate, GDP growth was 1.7% for the second quarter of 2013.

While US economic data was mixed at times, there were continued signs of the long-awaited recovery in the housing market. In addition, while unemployment remained elevated, the unemployment rate dropped from 7.8% in December 2012 to 7.6% in June 2013 and the pace of new job growth trended higher. Elsewhere, despite concerns related to higher tax rates, the “fiscal cliff” and sequestration, consumer spending held up relatively well during the six-month period.

The Federal Reserve (the “Fed”) and other developed country central banks, including the European Central Bank and Bank of Japan, maintained their accommodative monetary policies. However, following its meeting on June 19, 2013, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This triggered a sharp rise in Treasury yields and falling bond prices. The benchmark 10-year Treasury bond began the fiscal period yielding 1.78% and ended the period at 2.52%.

While Treasury yields moved higher during the fiscal reporting period, money market related securities, including certificates of deposit, repurchase agreements and commercial paper, remained extremely low.

2	June 30, 2013 |	Semiannual Report

Outlook

While the unemployment rate remains above the Fed’s 6.5% target, recently there has been an increase in market volatility and rising Treasury yields, partially triggered by expectations that the Fed may begin tapering the amount of quantitative easing. However, at its most recent meeting, the Fed indicated that the timing and magnitude of tapering will be data dependent. That being said, we may continue to experience periods of heightened volatility given

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incoming economic data and the market’s attempts to anticipate future Fed actions.

On behalf of Allianz Global Investors Fund Management, thank you for investing with us. We encourage you to consult with your financial advisor and to visit our website, us.allianzgi.com, for additional information.

We remain dedicated to serving your investment needs.

Sincerely,

Brian S. Shlissel
President

Semiannual Report	| June 30, 2013	3

Important Information

AllianzGI Money Market Fund

(unaudited)

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Shareholders of the Fund incur two types of costs: (1) transaction costs; and (2) ongoing costs, including administration fees; distribution and/or service (12b-1) fees and other Fund expenses. The Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on $1,000.00 invested at the beginning and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Proxy Voting

The Fund has filed with the Securities and Exchange Commission its proxy voting records for the period from the Fund’s inception through June 30, 2013 on Form N-PX, which must be filed each year by August 31. The Fund did not hold any votable positions during the reporting period. The Fund’s proxy voting records and proxy voting policies and procedures are available without charge, upon request, by calling 1-800-988-8380 (Class A and Class C) or 1-800-498-5413 (Institutional II Class) and on the Allianz Global Investors website at us.allianzgi.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for the first and third quarters of the fiscal year; such filings are available on the SEC’s Web site at www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be provided without charge, upon request, by calling the Fund at 1-800-988-8380 (Class A and Class C) or 1-800-498-5413 (Institutional II Class). In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	June 30, 2013 |	Semiannual Report

Shareholder Expense Example	Actual Performance
	Class A	Class C	Institutional II Class
Beginning Account Value (1/1/13)	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (6/30/13)	$1,000.00	$1,000.00	$1,000.40
Expenses Paid During Period	$1.19	$1.19	$0.79

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Institutional II Class
Beginning Account Value (1/1/13)	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (6/30/13)	$1,023.60	$1,023.60	$1,024.00
Expenses Paid During Period	$1.20	$1.20	$0.80

For each class of the Fund, expenses (net of fee waiver and reimbursement, if any) are equal to the annualized expense ratio for the class (0.24% for Class A, 0.24% for Class C and 0.16% for Institutional II Class), multiplied by the average account value over the period, multiplied by 181/365. The expense ratios include the Fund's proportionate share of expenses of the State Street Money Market Portfolio.

Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY 10019, us.allianzgi.com, 1-800-988-8380 (retail classes: A and C) or 1-800-498-5413 (Institutional II class).

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Semiannual Report	| June 30, 2013	5

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6	June 30, 2013 |	Semiannual Report

Statement of Assets and Liabilities

AllianzGI Money Market Fund

June 30, 2013 (unaudited)

Assets:
Investment in Master Portfolio, at value and cost	$59,226,168
Receivable from Investment Manager	31,515
Receivable for Fund shares sold	3,033
Investments in Affiliated Funds—Trustee Deferred Compensation Plan (see Note 4)	2,957
Prepaid expenses	24,605
Total Assets	59,288,278

Liabilities:
Payable for Fund shares redeemed	17,943
Offering costs payable	17,902
Trustees Deferred Compensation Plan payable (see Note 4)	2,957
Administration fees payable	2,397
Dividends payable	1,903
Servicing fees payable	683
Accrued expenses	62,072
Total Liabilities	105,857
Net Assets	$59,182,421

Net Assets Consist of:
Paid-in-capital	$59,182,011
Undistributed net investment income	127
Accumulated net realized gain	283
Net Assets	$59,182,421

Net Assets:
Class A	$5,126,825
Class C	4,045,339
Institutional II Class	50,010,257

Shares Issued and Outstanding:
Class A	5,126,800
Class C	4,045,320
Institutional II Class	50,010,018

Net Asset Value and Redemption Price Per Share:
Class A	$1.00
Class C	1.00
Institutional II Class	1.00

See accompanying Notes to Financial Statements	| June 30, 2013 |	Semiannual Report	7

Statement of Operations

AllianzGI Money Market Fund

Six Months ended June 30, 2013 (unaudited)

Net Investment Income Allocated from Master Portfolio:
Interest income allocated from Master Portfolio	$69,428
Expenses allocated from Master Portfolio	(18,590)
Net investment income from Master Portfolio	50,838

Expenses:
Administration	14,392
Servicing - Class A	2,362
Servicing - Class C	1,623
Sub-transfer agent - Class A	357
Sub-transfer agent - Class C	271
Registration	33,789
Accounting agent	18,164
Offering	17,902
Shareholder communications	11,362
Transfer agent	10,139
Audit and tax services	9,582
Legal	9,463
Sub-administration	8,635
Trustees	2,324
Insurance	1,071
Miscellaneous	697
Total Expenses	142,133
Less: Fee Waiver/Reimbursement from Investment Manager	(111,552)
Net Expenses	30,581
Net Investment Income	20,257
Net Realized Gain on Investments Allocated from Master Portfolio	283
Net Increase in Net Assets Resulting from Investment Operations	$20,540

8	Semiannual Report	| June 30, 2013 |	See accompanying Notes to Financial Statements

Statement of Changes in Net Assets

AllianzGI Money Market Fund

	Six Months ended June 30, 2013 (unaudited)	Period from February 17, 2012** through December 31, 2012
Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income	$20,257	$70,951
Net realized gain	283	484
Net increase in net assets resulting from investment operations	20,540	71,435

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(77)	(917)
Class C	(52)	(633)
Institutional II Class	(20,128)	(69,401)
Net realized capital gains:
Class A	(42)	–
Class C	(26)	–
Institutional II Class	(416)	–
Total Dividends and Distributions to Shareholders	(20,741)	(70,951)

Fund Share Transactions:
Net proceeds from the sale of shares	4,646,686	63,768,299
Issued in reinvestment of dividends and distributions	178	1,451
Cost of shares redeemed	(4,857,915)	(4,406,561)
Net increase (decrease) from Fund share transactions	(211,051)	59,363,189
Total Increase (Decrease) in Net Assets	(211,252)	59,363,673

Net Assets:
Beginning of period	59,393,673	30,000
End of period*	$59,182,421	$59,393,673
*Including undistributed net investment income of:	$127	$127

**	Commencement of operations.

See accompanying Notes to Financial Statements	| June 30, 2013 |	Semiannual Report	9

Financial Highlights

AllianzGI Money Market Fund

For a share outstanding for the period ended(a):

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gain		Total from Investment Operations		Dividends from Net Investment Income

Class A
6/30/2013+	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(d)
2/17/2012* - 12/31/2012	1.00	—	(c)	—	(c)	—	(c)	—	(d)

Class C
6/30/2013+	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(d)
2/17/2012* - 12/31/2012	1.00	—	(c)	—	(c)	—	(c)	—	(d)

Institutional II Class
6/30/2013+	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(d)
2/17/2012* - 12/31/2012	1.00	—	(c)	—	(c)	—	(c)	—	(d)

+	unaudited

*	Commencement of operations.

(a)	Per share amounts and percentages include the Fund’s proportionate share of income, expenses and net realized gains of the Master Portfolio.

(b)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and is inclusive of the effect of any fee waivers and reimbursements. Total return for a period less than one year is not annualized.

(c)	Less than $0.01 per share.

(d)	Less than $(0.01) per share.

(e)	Less than 0.01%.

(f)	Annualized.

10	Semiannual Report	| June 30, 2013 |	See accompanying Notes to Financial Statements

Distributions from Net Realized Capital Gains		Total Dividends and Distributions		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets

$—	(d)	$—	(d)	$1.00	—	%(e)	$5,127	0.24	%(f)	0.63	%(f)	—	%(e)(f)
—		—	(d)	1.00	0.06		5,494	0.26	(f)	0.96	(f)	0.06	(f)

$—	(d)	$—	(d)	$1.00	—	%(e)	$4,045	0.24	%(f)	0.63	%(f)	—	%(e)(f)
—		—	(d)	1.00	0.06		3,890	0.26	(f)	0.96	(f)	0.06	(f)

$—	(d)	$—	(d)	$1.00	0.04%		$50,010	0.16	%(f)	0.51	%(f)	0.08	%(f)
—		—	(d)	1.00	0.14		50,010	0.16	(f)	0.83	(f)	0.16	(f)

See accompanying Notes to Financial Statements	| June 30, 2013 |	Semiannual Report	11

Notes to Financial Statements

AllianzGI Money Market Fund

June 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company organized as a Massachusetts business trust. As of June 30, 2013, the Trust consisted of nineteen separate investment funds. These financial statements pertain to the AllianzGI Money Market Fund (the “Fund”), formerly known as Allianz Global Investors Money Market Fund. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund currently offers Class A, Class C and Institutional II Class shares. The Fund commenced operations on February 17, 2012 when it sold and issued 10,000 shares of beneficial interest of each share class at a net asset value (“NAV”) of $1.00 per share to AAM. On March 1, 2013, AAM transferred all shares of beneficial interest held in the Fund to Allianz Fund Investments, Inc., an indirect wholly owned subsidiary of Allianz SE.

The Fund invests as part of a master-feeder structure. The Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a portfolio of the State Street Master Funds trust. The investment objective and policies of the Master Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Master Portfolio reflects its proportionate interest in the net assets of the Master Portfolio. At June 30, 2013, the Fund owned less than 1% of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The investment objective of the Fund is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV, by investing in U.S. dollar-denominated money market securities. There can be no assurance that the Fund will meet its stated objective.

The preparation of the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

In June 2013, the Financial Accounting Standards Board issued guidance that creates a two tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or

12	June 30, 2013 |	Semiannual Report

Notes to Financial Statements

AllianzGI Money Market Fund

June 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

after December 15, 2013 and interim periods within those fiscal years. The Fund’s management is evaluating the impact of this guidance on the Fund’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments

The Fund records its investment in the Master Portfolio at fair value. The valuation policies of the Master Portfolio are discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are attached to this report.

The Master Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with Generally Accepted Accounting Principles (“GAAP”) and expand disclosures relating to fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards, with the intent of increasing consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Master Portfolio, at June 30, 2013, in valuing the Master Portfolio’s assets carried at fair value are discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are attached to this report.

The NAV of each class of the Fund’s shares is normally determined at 5:00 p.m. Eastern time on each day the New York Stock Exchange (“NYSE”) is open for business.

If the Master Portofolio closes earlier than its normal closing time on a day when the NYSE remains open, the Trust will continue to calculate NAVs and process orders on behalf of the Fund as if the Master Portfolio were still open; however, dividends may not begin to accrue with respect to shares of the Fund purchased prior to the Fund’s cut off time but after the Master Portfolio has closed until the next business day on which the Fund and the Master Portfolio are open.

(b) Investment Transactions, Investment Income and Expenses

The Fund records daily its pro rata share of the Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation of the positions taken in the tax returns has resulted in no material impact to the Fund’s financial statements at June 30, 2013. The Fund’s federal income tax returns since inception remain subject to examination by the Internal Revenue Service.

(d) Dividends and Distributions

The Fund declares dividends to shareholders from net investment income daily that are payable monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and

Semiannual Report	| June 30, 2013	13

Notes to Financial Statements

AllianzGI Money Market Fund

June 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(e) Multi-Class Operations

Each class offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, include servicing and sub-transfer agent fees.

2. Principal Risks

The Fund is exposed to certain risks through its investment in the Master Portfolio. In the normal course of business, the Master Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Fund is also exposed to other risks such as, but not limited to, master-feeder structure, interest rate and credit risks.

In a master-feeder structure, the Fund’s performance may suffer as a result of large-scale redemptions by other feeder funds, if any,

or other investors of their shares in the Master Portfolio. Also, other feeder funds, if any, or other investors in the Master Portfolio may have a greater ownership interest in the Master Portfolio than the Fund’s interest, and could have effective voting control over the operation of the Master Portfolio. The Fund’s ability to maintain a stable NAV and to meet redemption requests is dependent on the Master Portfolio’s continued ability to do the same. The Fund may not be able to find a suitable alternative if it ceases to invest substantially all of its assets in the Master Portfolio.

During periods of rising interest rates, the Master Portfolio’s yield generally is lower than prevailing market rates causing the value of the Master Portfolio to fall. In periods of falling interest rates, the Master Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Master Portfolio to rise. Typically, the more distant the expected cash flow that the Master Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If the Master Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Master Portfolio receives from those securities also will fall.

The Fund is exposed to credit risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Master Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by the Master Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an

14	June 30, 2013 |	Semiannual Report

Notes to Financial Statements

AllianzGI Money Market Fund

June 30, 2013 (unaudited)

2. Principal Risks (continued)

issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Master Portfolio, may default on its payment or repurchase obligation, as the case may be.

The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions (market risk). Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Master Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Master Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund’s or Master Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Master Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Master Portfolio.

The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Delivery of securities sold is only made once the Master Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

3. Investment Manager/Administrator/Sub-Administrator/Distributor/Fees

Investment Advisory Fee – The Investment Manager serves as the investment manager to the Fund pursuant to an Investment Management Agreement. The Investment Manager receives no compensation for its services to the Fund while the Fund is invested in a master-feeder structure. If the Fund does not invest substantially all of its investable assets in a master-feeder structure, the Investment Manager would receive an investment management fee, payable monthly, at an annual rate of 0.05% of the Fund’s average daily net assets.

Administration Fee – The Investment Manager provides administrative services to the Fund and in return receives an administration fee, payable monthly, at an annual rate of 0.05% of the Fund’s average daily net assets.

Sub-Administration Fees – Shareholders of the Fund pay a sub-administrative fee to SSgA Funds Management, Inc. (the “Sub-Administrator”), computed as a percentage of the Fund’s average daily net assets. Pursuant to a Sub-Administration Agreement, the Sub-Administrator provides the following services to the Fund: (i) subject to review and comment by the Fund’s legal counsel, prepares background materials for Board meetings, makes presentations where appropriate, and

Semiannual Report	| June 30, 2013	15

Notes to Financial Statements

AllianzGI Money Market Fund

June 30, 2013 (unaudited)

3. Investment Manager/Administrator/Sub-Administrator/Distributor/Fees (continued)

addresses follow-up matters raised at Board meetings; (ii) provides support and assistance with investor and public relations matters; and (iii) reviews and provides support and assistance on shareholder communications.

Servicing Fees – Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Fund’s shares. The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Pursuant to a Shareholder Servicing Plan for Class A and Class C shares, the Fund pays the Distributor an annual fee, payable monthly, at an annual rate of 0.10% of the average daily net assets. The Fund does not pay the Distributor servicing fees for Institutional II Class shares.

The Distributor also receives the proceeds of contingent deferred sales charges (“CDSC”) paid by the shareholders upon certain redemptions of Class A and Class C shares. For the six months ended June 30, 2013, the Distributor received CDSC fees of $43.

4. Trustee Deferred Compensation Plan

The Trust has adopted a deferred compensation plan (the “Plan”) for the Trustees, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the Plan. Under the Plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in one or more series of the Trust or series of Allianz Funds Multi-Strategy Trust selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the fund(s) selected by the Trustees.

5. Expense Limitation

The Investment Manager has contractually agreed until April 30, 2014 to irrevocably waive the Fund’s allocable share of the ordinary operating expenses of the Master Portfolio, Fund fees and expenses and to reimburse the Fund, to the extent that Total Annual Fund Operating Expenses including offering expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed 0.26%, 0.26% and 0.16% of the average daily net assets of Class A, Class C and Institutional II Class shares, respectively. Under the Expense Limitation Agreement, the Investment Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed any annual expense limit. For the period ended December 31, 2012, the Investment Manager waived/reimbursed fees and expenses of $338,979.

To maintain certain net yields for the Fund, the Investment Manager or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. For the period ended June 30, 2013, the Investment Manager voluntarily reimbursed a portion of the fees and expenses of Class A and Class C shares at an annual rate of 0.02% of the average daily net assets of each share class.

6. Income Tax Information

At June 30, 2013, the cost basis of the investment in the Master Portfolio was substantially the same for both federal income tax and financial reporting purposes.

16	June 30, 2013 |	Semiannual Report

Notes to Financial Statements

AllianzGI Money Market Fund

June 30, 2013 (unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with $0.0001 par value. Changes in shares of beneficial interest were as follows:

	Six Months ended June 30, 2013 (unaudited)		Period from February 17, 2012† through December 31, 2012
	Shares	Amount	Shares	Amount

Shares sold:
Class A	2,628,552	$2,628,552	7,969,236	$7,969,236
Class C	2,018,134	2,018,134	5,799,063	5,799,063
Institutional II Class	—	—	50,000,000	50,000,000

Issued in reinvestment of dividends and distributions:
Class A	105	105	843	843
Class C	69	69	594	594
Institutional II Class	4	4	14	14

Cost of shares redeemed:
Class A	(2,995,349)	(2,995,349)	(2,486,587)	(2,486,587)
Class C	(1,862,566)	(1,862,566)	(1,919,974)	(1,919,974)
Net increase (decrease) resulting from Fund share transactions	(211,051)	$(211,051)	59,363,189	$59,363,189

†	Commencement of operations.

8. Investments by Affiliates

At June 30, 2013, AllianzGI NFJ Dividend Value Fund and AllianzGI NFJ Small-Cap Value Fund, separate investment funds of the Trust, each owned approximately 42% of the Fund.

9. Fund Events

Effective January 28, 2013, the name of the Fund changed from Allianz Global Investors Money Market Fund.

10. Subsequent Events

In preparing these financial statements, the Fund’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events identified that require recognition or disclosure.

Semiannual Report	| June 30, 2013	17

AllianzGI Money Market Fund

Trustees

Davey S. Scoon

Chairman of the Board of Trustees

Maryann Bruce

F. Ford Drummond

Udo Frank

C. Kim Goodwin

James S. MacLeod

John C. Maney

Edward E. Sheridan

W. Bryant Stooks

Gerald M. Thorne

James W. Zug

Officers

Brian S. Shlissel

President

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Vice President, Secretary & Chief Legal Officer

Thomas L. Harter

Chief Compliance Officer

Scott Whisten

Assistant Treasurer

Richard J. Cochran

Assistant Treasurer

Orhan Dzemaili

Assistant Treasurer

Richard H. Kirk

Assistant Secretary

Paul Koo

Assistant Secretary

Lagan Srivastava

Assistant Secretary

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Distributor

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Shareholder Servicing and Transfer Agent

Boston Financial Data Services, Inc.

(Class A and Class C shares)

P.O. Box 8050

Boston, MA 02266-8050

(Institutional II Class shares)

330 West 9th Street, 5th Floor

Kansas City, MO 64105

Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut, Suite 1300

Kansas City, MO 64106

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion herein.

For Account Information

Contact your financial adviser, or if you receive account statements directly from Allianz Global Investors, you can also call (800) 988-8380 for Class A and Class C shares or (800) 498-5413 for Institutional II Class shares. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, us.allianzgi.com.

STATE STREET MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2013

(Unaudited)

State Street Money Market Portfolio (Unaudited)

Expense Example

As an interestholder of the State Street Money Market Portfolio, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2013 to June 30, 2013.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2013

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period*
Based on Actual Portfolio Return	$1,000.00	$1,000.90	$0.30
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of June 30, 2013 was 0.06%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*

June 30, 2013
Certificates of Deposit	47.4%
Financial Company Commercial Paper	18.2
Government Agency Repurchase Agreements	14.4
Treasury Repurchase Agreements	8.5
Other Notes	7.0
Asset Backed Commercial Paper	4.5
Other Assets in Excess of Liabilities	0.0

Total	100.0%

Maturity Ladder*

June 30, 2013
Overnight (1 Day)	17.0%
2-30 Days	31.2
31-60 Days	9.6
61-90 Days	16.5
Over 90 Days	25.7

Total	100.0%

Average days to maturity	34
Weighted average life	66

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.	21

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 4.5%
Aspen Funding Corp. (a)(b)	0.243%	07/23/2013	07/23/2013	$100,000,000	$99,985,333
Cancara Asset Securitisation LLC (b)(c)	0.203%	09/06/2013	09/06/2013	60,000,000	59,977,667
Gemini Securitization Corp. LLC (a)(b)	0.240%	07/16/2013	07/16/2013	125,000,000	124,987,500
Gemini Securitization Corp. LLC (a)(b)	0.243%	07/23/2013	07/23/2013	100,000,000	99,985,333
Kells Funding LLC (b)(c)	0.233%	07/02/2013	07/02/2013	59,000,000	58,999,623
Kells Funding LLC (b)(c)	0.233%	07/02/2013	07/02/2013	50,000,000	49,999,681
Kells Funding LLC (b)(c)	0.223%	07/25/2013	07/25/2013	50,000,000	49,992,667
Kells Funding LLC (b)(c)	0.233%	08/02/2013	08/02/2013	100,000,000	99,979,555
Kells Funding LLC (b)(c)	0.230%	09/19/2013	09/19/2013	100,000,000	99,948,889
Kells Funding LLC (b)(c)	0.223%	09/20/2013	09/20/2013	150,000,000	149,925,750
Kells Funding LLC (b)(c)	0.220%	09/23/2013	09/23/2013	60,000,000	59,969,200
Kells Funding LLC (b)(c)	0.223%	09/25/2013	09/25/2013	65,000,000	64,965,839
Kells Funding LLC (b)(c)	0.223%	10/16/2013	10/16/2013	100,000,000	99,934,611
Newport Funding Corp. (a)(b)	0.243%	07/23/2013	07/23/2013	75,000,000	74,989,000
Northern Pines Funding LLC (b)(c)	0.250%	07/16/2013	07/16/2013	125,000,000	124,986,979
Northern Pines Funding LLC (b)(c)	0.243%	09/10/2013	09/10/2013	100,000,000	99,952,667
Versailles Commercial Paper LLC (a)(b)	0.183%	07/19/2013	07/19/2013	31,000,000	30,997,210

TOTAL ASSET BACKED COMMERCIAL PAPER					1,449,577,504

FINANCIAL COMPANY COMMERCIAL PAPER — 18.2%
Australia & New Zealand and Banking Group (a)(b)	0.213%	07/01/2013	07/01/2013	180,000,000	180,000,000
BNP Paribas (b)	0.366%	07/11/2013	07/11/2013	197,000,000	196,980,300
Caisse des Depots et Consignations (b)(c)	0.238%	07/08/2013	07/08/2013	300,000,000	299,986,292
Caisse des Depots et Consignations (b)(c)	0.238%	07/12/2013	07/12/2013	125,000,000	124,991,024
Caisse des Depots et Consignations (b)(c)	0.237%	08/06/2013	08/06/2013	335,000,000	334,921,275
Caisse des Depots et Consignations (b)(c)	0.213%	08/23/2013	08/23/2013	280,000,000	279,913,433
Caisse des Depots et Consignations (b)(c)	0.220%	09/03/2013	09/03/2013	112,000,000	111,956,196
Caisse des Depots et Consignations (b)(c)	0.218%	09/11/2013	09/11/2013	255,000,000	254,890,350
Collateralized Commercial Paper Co. LLC (b)(c)	0.345%	07/08/2013	07/08/2013	50,000,000	49,996,694
Collateralized Commercial Paper Co. LLC (b)	0.305%	07/29/2013	07/29/2013	325,000,000	324,924,167
Collateralized Commercial Paper Co. LLC (b)	0.270%	11/14/2013	11/14/2013	241,000,000	240,754,180
Collateralized Commercial Paper Co. LLC (b)(c)	0.270%	11/14/2013	11/14/2013	99,000,000	98,899,020
Collateralized Commercial Paper Co. LLC (b)	0.274%	11/18/2013	11/18/2013	220,000,000	219,769,000
Commonwealth Bank of Australia (a)(b)	0.172%	08/29/2013	08/29/2013	47,000,000	46,986,905
DNB Bank ASA (a)(d)	0.339%	07/05/2013	07/05/2013	250,000,000	250,000,000
General Electric Capital Corp. (b)	0.203%	07/02/2013	07/02/2013	54,000,000	53,999,700
General Electric Capital Corp. (b)	0.203%	07/03/2013	07/03/2013	54,000,000	53,999,400
General Electric Capital Corp. (b)	0.223%	07/30/2013	07/30/2013	45,000,000	44,992,025
General Electric Capital Corp. (b)	0.223%	07/31/2013	07/31/2013	183,000,000	182,966,450
HSBC Bank PLC (a)(d)	0.329%	07/09/2013	07/09/2013	95,000,000	95,000,000
HSBC Bank PLC (a)(d)	0.323%	08/05/2013	02/05/2014	63,000,000	62,996,579
HSBC Bank PLC (a)(d)	0.323%	08/07/2013	02/07/2014	42,000,000	41,999,491
National Australia Funding (a)(b)	0.172%	08/30/2013	08/30/2013	340,000,000	339,903,667

22	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER — (continued)
Nationwide Building Society (a)(b)	0.233%	07/05/2013	07/05/2013	$80,000,000	$79,997,956
Nordea Bank AB (b)	0.213%	08/01/2013	08/01/2013	140,000,000	139,974,683
Nordea Bank AB (b)	0.203%	09/20/2013	09/20/2013	224,000,000	223,899,200
Nordea Bank AB (a)(b)	0.199%	10/04/2013	10/04/2013	150,000,000	149,922,813
Nordea Bank AB (a)(b)	0.198%	10/07/2013	10/07/2013	295,000,000	294,843,404
Skandinaviska Enskilda Banken AB (a)(b)	0.250%	08/23/2013	08/23/2013	269,000,000	268,900,993
Skandinaviska Enskilda Banken AB (a)(b)	0.250%	08/27/2013	08/27/2013	201,000,000	200,920,438
Sumitomo Mitsui Banking Corp. (a)(b)	0.233%	09/03/2013	09/03/2013	100,000,000	99,959,111
Westpac Banking Corp. (a)(d)	0.330%	07/08/2013	01/06/2014	250,000,000	249,995,432
Westpac Banking Corp. (a)(d)	0.326%	07/22/2013	01/21/2014	130,000,000	130,000,000
Westpac Banking Corp. (a)(d)	0.325%	07/24/2013	01/24/2014	175,000,000	175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,904,240,178

CERTIFICATES OF DEPOSIT — 47.4%
Bank of Montreal (b)	0.180%	09/05/2013	09/05/2013	280,000,000	280,000,000
Bank of Montreal (d)	0.263%	07/18/2013	12/13/2013	325,000,000	325,000,000
Bank of Nova Scotia (d)	0.263%	07/08/2013	12/03/2013	335,000,000	335,000,000
Bank of Tokyo — Mitsubishi (b)	0.240%	07/03/2013	07/03/2013	600,000,000	600,000,000
Bank of Tokyo — Mitsubishi (b)	0.200%	09/04/2013	09/04/2013	300,000,000	300,000,000
Bank of Tokyo — Mitsubishi (b)	0.230%	10/15/2013	10/15/2013	500,000,000	500,000,000
Barclays Bank (d)	0.404%	07/03/2013	09/03/2013	200,000,000	200,000,000
Barclays Bank (d)	0.302%	07/15/2013	12/13/2013	500,000,000	500,000,000
BNP Paribas (b)	0.360%	07/11/2013	07/11/2013	197,000,000	197,000,000
Branch Banking & Trust (b)	0.190%	09/23/2013	09/23/2013	163,000,000	163,000,000
Branch Banking & Trust (b)	0.190%	09/24/2013	09/24/2013	230,000,000	230,000,000
Canadian Imperial Bank of Commerce (d)	0.294%	07/05/2013	12/03/2013	195,000,000	195,000,000
Credit Suisse (b)	0.250%	07/05/2013	07/05/2013	250,000,000	250,000,000
Credit Suisse (d)	0.244%	07/05/2013	08/05/2013	250,000,000	250,000,000
Credit Suisse (d)	0.253%	07/09/2013	09/09/2013	235,000,000	235,000,000
Deutsche Bank AG (b)	0.255%	09/27/2013	09/27/2013	175,000,000	175,000,000
Deutsche Bank AG (b)	0.280%	10/30/2013	10/30/2013	400,000,000	400,000,000
ING Bank NV (b)	0.290%	08/02/2013	08/02/2013	350,000,000	350,000,000
ING Bank NV (b)	0.290%	08/05/2013	08/05/2013	372,000,000	372,000,000
ING Bank NV (b)	0.270%	09/25/2013	09/25/2013	400,000,000	400,000,000
ING Bank NV (b)	0.260%	10/15/2013	10/15/2013	400,000,000	400,000,000
Lloyds TSB Bank (b)	0.210%	07/05/2013	07/05/2013	600,000,000	600,000,000
National Australia Bank Ltd.	0.291%	09/30/2013	09/30/2013	300,000,000	300,000,000
National Australia Bank Ltd. (d)	0.295%	07/30/2013	09/30/2013	300,000,000	300,000,000
Nordea Bank AB (d)	0.278%	07/17/2013	01/17/2014	200,000,000	200,000,000
Norinchukin Bank (b)	0.160%	07/18/2013	07/18/2013	500,000,000	500,000,000
Norinchukin Bank (b)	0.160%	07/19/2013	07/19/2013	700,000,000	700,000,000
Norinchukin Bank (b)	0.160%	07/29/2013	07/29/2013	200,000,000	200,000,000
Rabobank Nederland NV	0.346%	07/25/2013	07/25/2013	65,000,000	65,000,000
Rabobank Nederland NV	0.356%	07/25/2013	07/25/2013	165,000,000	165,000,000
Rabobank Nederland NV (d)	0.309%	07/09/2013	10/09/2013	200,000,000	200,000,000
Rabobank Nederland NV (d)	0.360%	07/08/2013	01/06/2014	300,000,000	299,995,235

See Notes to Financial Statements.	23

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT — (continued)
Rabobank Nederland NV (d)	0.334%	09/06/2013	03/06/2014	$380,000,000	$380,000,000
Royal Bank of Canada	0.325%	08/12/2013	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada	0.323%	08/27/2013	08/27/2013	67,500,000	67,500,000
Royal Bank of Canada (d)	0.313%	07/09/2013	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada (d)	0.313%	07/16/2013	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB (d)	0.319%	07/05/2013	12/27/2013	385,000,000	385,000,000
Sumitomo Mitsui Banking Corp. (b)	0.230%	09/05/2013	09/05/2013	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp. (b)	0.230%	09/06/2013	09/06/2013	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	09/13/2013	09/13/2013	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp. (b)	0.220%	09/23/2013	09/23/2013	400,000,000	400,000,000
Svenska Handelsbanken AB (b)	0.255%	07/08/2013	07/08/2013	161,000,000	161,000,157
Svenska Handelsbanken AB (b)	0.255%	07/15/2013	07/15/2013	154,000,000	154,000,097
Svenska Handelsbanken AB (b)	0.225%	08/01/2013	08/01/2013	345,000,000	345,001,484
Svenska Handelsbanken AB (b)	0.220%	08/02/2013	08/02/2013	100,000,000	100,000,000
Swedbank AB (d)	0.364%	07/05/2013	11/05/2013	278,000,000	278,000,000
Toronto Dominion Bank (b)	0.180%	07/22/2013	07/22/2013	450,000,000	450,000,000
Toronto Dominion Bank (b)	0.170%	09/17/2013	09/17/2013	500,000,000	500,000,000
UBS AG (b)	0.260%	07/09/2013	07/09/2013	300,000,000	300,000,000
UBS AG (d)	0.275%	07/31/2013	10/28/2013	270,000,000	270,000,000
Westpac Banking Corp. (d)	0.328%	07/17/2013	01/17/2014	155,000,000	154,995,754

TOTAL CERTIFICATES OF DEPOSIT					15,347,892,727

OTHER NOTES — 7.0%
Bank of America NA (b)	0.280%	07/01/2013	07/01/2013	315,000,000	315,000,000
Bank of America NA (b)	0.270%	07/11/2013	07/11/2013	300,000,000	300,000,000
Barclays Bank PLC/Cayman (b)	0.030%	07/01/2013	07/01/2013	200,000,000	200,000,000
JPMorgan Chase Bank NA (d)	0.355%	09/09/2013	07/07/2014	260,000,000	260,000,000
JPMorgan Chase Bank NA (d)	0.356%	07/22/2013	07/22/2014	175,000,000	175,000,000
Natixis (b)	0.050%	07/01/2013	07/01/2013	146,723,000	146,723,000
Societe Generale (b)	0.080%	07/01/2013	07/01/2013	433,952,000	433,952,000
Svenska Handelsbanken AB (c)(d)	0.284%	07/29/2013	12/27/2013	180,000,000	180,000,000
Toyota Motor Credit Corp.	0.324%	09/09/2013	09/09/2013	45,860,000	45,860,000
Wells Fargo Bank NA (d)	0.332%	07/22/2013	06/20/2014	227,000,000	227,000,000

TOTAL OTHER NOTES					2,283,535,000

24	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 14.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by a Federal Farm Credit Bank, 0.500% due 06/23/2015, Federal Home Loan Banks, 1.000% - 4.750% due 10/28/2013 - 06/09/2017, Federal Home Loan Mortgage Corporations, 1.000% - 3.000% due 10/13/2015 - 05/23/2028, and Federal National Mortgage Associations, 0.500% - 4.625% due 10/15/2014 - 09/27/2032, valued at $102,000,154); expected proceeds $100,000,389	0.020%	07/03/2013	07/03/2013	$100,000,000	$100,000,000

Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.000% due 11/01/2017 - 09/01/2042, Federal National Mortgage Associations, 2.000% - 6.000% due 02/01/2019 - 05/01/2043, and Government National Mortgage Associations, 3.000% - 5.000% due 05/15/2035 - 05/15/2043, valued at $306,000,001); expected proceeds $300,019,833	0.070%	07/02/2013	07/02/2013	300,000,000	300,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.693% - 4.500% due 03/01/2026 - 10/15/2042, Federal National Mortgage Associations, 3.000% - 4.000% due 06/25/2038 - 05/01/2040, and Government National Mortgage Associations, 2.000% - 5.500% due 09/15/2024 - 06/15/2043, valued at $380,460,000); expected proceeds $373,004,973	0.060%	07/05/2013	07/05/2013	373,000,000	373,000,000

See Notes to Financial Statements.	25

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 3.500% due 04/15/2033 - 06/15/2043, Federal National Mortgage Associations, 1.500% - 4.000% due 12/25/2030 - 07/25/2043, and Government National Mortgage Associations, 2.500% - 4.500% due 02/15/2039 - 05/20/2043, valued at $311,100,000); expected proceeds $305,003,558	0.140%	07/01/2013	07/01/2013	$305,000,000	$305,000,000

Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 09/01/2042, and Federal National Mortgage Associations, 2.500% due 08/01/2027 - 12/01/2027, valued at $490,620,000); expected proceeds $481,005,612	0.140%	07/01/2013	07/01/2013	481,000,000	481,000,000

Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 10/01/2041, and Federal National Mortgage Associations, 5.000% due 04/01/2038 - 07/01/2040, valued at $420,240,000); expected proceeds $412,003,777	0.110%	07/01/2013	07/01/2013	412,000,000	412,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/24/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 5.000% due 04/01/2026 - 07/01/2043, and Federal National Mortgage Associations, 2.500% - 6.000% due 11/01/2027 - 02/01/2049, valued at $545,700,000); expected proceeds $535,007,282	0.070%	07/01/2013	07/01/2013	535,000,000	535,000,000

26	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 5.500% due 07/01/2022 - 06/01/2043, and Federal National Mortgage Associations, 2.500% - 8.000% due 12/01/2026 - 06/01/2043, valued at $255,000,001); expected proceeds $250,003,403	0.070%	07/02/2013	07/02/2013	$250,000,000	$250,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.500% due 04/01/2022 - 07/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 06/01/2022 - 01/01/2048, valued at $229,500,000); expected proceeds $225,003,063	0.070%	07/03/2013	07/03/2013	225,000,000	225,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% - 6.500% due 06/01/2026 - 06/01/2043, and Federal National Mortgage Associations, 2.500% - 6.000% due 03/01/2021 - 07/01/2043, valued at $408,000,000); expected proceeds $400,004,667	0.060%	07/05/2013	07/05/2013	400,000,000	400,000,000

Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by Federal National Mortgage Associations, 2.500% - 7.500% due 03/01/2015 - 06/01/2043, valued at $34,683,647); expected proceeds $34,000,425	0.150%	07/01/2013	07/01/2013	34,000,000	34,000,000

Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal National Mortgage Associations, 2.500% - 5.500% due 12/01/2020 - 06/01/2043, valued at $382,500,001); expected proceeds $375,004,688	0.150%	07/01/2013	07/01/2013	375,000,000	375,000,000

See Notes to Financial Statements.	27

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% due 03/01/2028, Federal National Mortgage Associations, 2.500% - 4.500% due 07/01/2027 - 05/01/2043, and a Government National Mortgage Association, 2.000% due 02/20/2040, valued at $153,239,765); expected proceeds $150,001,458	0.050%	07/02/2013	07/02/2013	$150,000,000	$150,000,000

Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by a Federal Home Loan Bank, 0.000% due 05/15/2023, Federal Home Loan Mortgage Corporations, 2.000% - 9.300% due 04/15/2020 - 04/15/2043, Federal National Mortgage Associations, 2.000% - 10.090% due 06/25/2018 - 06/01/2043, and Government National Mortgage Associations, 2.000% - 6.500% due 09/16/2026 - 10/16/2042, valued at $291,923,710); expected proceeds $285,002,375	0.050%	07/03/2013	07/03/2013	285,000,000	285,000,000

Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 7.600% due 11/15/2020 - 04/01/2043, and Federal National Mortgage Associations, 2.500% - 5.000% due 09/01/2018 - 04/01/2043, valued at $56,408,925); expected proceeds $55,000,642	0.140%	07/01/2013	07/01/2013	55,000,000	55,000,000

Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 1.125% due 02/27/2014, Federal Home Loan Mortgage Corporations, 0.000% - 5.500% due 07/09/2013 - 04/01/2043, and Federal National Mortgage Associations, 1.250% - 4.625% due 10/15/2014 - 02/01/2042, valued at $382,500,001); expected proceeds $375,003,438	0.110%	07/01/2013	07/01/2013	375,000,000	375,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,655,000,000

28	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS — 8.5%
Agreement with Barclays Capital, Inc., dated 06/28/2013 (collateralized by a U.S. Treasury Note, 0.625% due 11/30/2017, valued at $1,275,115,120); expected proceeds $1,250,010,417	0.100%	07/01/2013	07/01/2013	$1,250,000,000	$1,250,000,000

Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Notes, 3.250% - 5.125% due 05/15/2016 - 06/30/2016, valued at $153,003,139); expected proceeds $150,000,875	0.030%	07/02/2013	07/02/2013	150,000,000	150,000,000

Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.625% due 08/15/2022, valued at $76,500,000); expected proceeds $75,001,563	0.250%	07/01/2013	07/01/2013	75,000,000	75,000,000

Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2018 - 02/15/2019, valued at $127,501,026); expected proceeds $125,000,729	0.030%	07/02/2013	07/02/2013	125,000,000	125,000,000

Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2013 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2013 - 05/15/2023, valued at $204,004,342); expected proceeds $200,000,778	0.020%	07/03/2013	07/03/2013	200,000,000	200,000,000

Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Cash, a U.S. Treasury Bond, 4.250% due 11/15/2040, a U.S. Treasury Bill, 0.000% due 08/01/2013, and a U.S. Treasury Note, 3.625% due 08/15/2019, valued at $25,035,126); expected proceeds $25,000,313	0.150%	07/01/2013	07/01/2013	25,000,000	25,000,000

See Notes to Financial Statements.	29

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS — (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Strips, 0.000% - 1.250% due 08/31/2015 - 11/15/2021, valued at $229,500,042); expected proceeds $225,001,313	0.030%	07/02/2013	07/02/2013	$225,000,000	$225,000,000

Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.000% - 2.250% due 11/30/2017 - 11/15/2021, valued at $210,120,015); expected proceeds $206,004,807	0.120%	07/05/2013	07/05/2013	206,000,000	206,000,000

Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.750% - 3.250% due 07/31/2016 - 03/31/2018, valued at $102,000,070); expected proceeds $100,000,250	0.030%	07/01/2013	07/01/2013	100,000,000	100,000,000

Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 2.250% - 5.375% due 12/31/2014 - 02/15/2031, valued at $204,000,111); expected proceeds $200,002,333	0.060%	07/05/2013	07/05/2013	200,000,000	200,000,000

Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 1.500% due 12/31/2013, valued at $140,763,353); expected proceeds $138,001,150	0.100%	07/01/2013	07/01/2013	138,000,000	138,000,000

30	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

June 30, 2013 (Unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS — (continued)
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.750%, due 05/15/2023, valued at $76,500,052); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	$75,000,000	$75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,769,000,000

TOTAL INVESTMENTS (e) — 100.0%					32,409,245,409
Other Assets in Excess of Liabilities — 0.0%					4,677,905

NET ASSETS — 100.0%					$32,413,923,314

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,097,371,165 or 9.56% of net assets as of June 30, 2013.
(b)	Rate represents annualized yield at date of purchase.
(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,754,187,412 or 8.50 % of net assets as of June 30, 2013.
(d)	Variable Rate Security—Interest rate shown is rate in effect as of June 30, 2013.
(e)	Unless otherwise indicated, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.	31

State Street Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments at market value and amortized cost (Note 2)	$24,985,245,409
Repurchase Agreements, at market value and cost (Note 2)	7,424,000,000
Total investments	32,409,245,409
Cash	229,215
Interest receivable	6,287,902
Prepaid expenses and other assets	710
Total assets	32,415,763,236
Liabilities
Management fee payable (Note 3)	1,354,247
Administration and custody fees payable (Note 3)	416,938
Professional fees payable	33,885
Trustee’s fees payable (Note 4)	14,992
Accrued expenses and other liabilities	19,860
Total liabilities	1,839,922
Net Assets	$32,413,923,314

32	See Notes to Financial Statements.

State Street Money Market Portfolio

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Investment Income
Interest	$38,172,697

Expenses
Management fees (Note 3)	7,934,181
Administration and custody fees (Note 3)	2,113,258
Trustees’ fees (Note 4)	103,176
Professional fees	24,492
Printing fees	5,272
Other expenses	61,988
Total expenses	10,242,367

Net Investment Income	27,930,330

Realized Gain
Net realized gain on investments	156,494

Net Increase in Net Assets Resulting from Operations	$28,086,824

See Notes to Financial Statements.	33

State Street Money Market Portfolio

Statements of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,930,330	$69,377,652
Net realized gain on investments	156,494	284,621
Net increase in net assets from operations	28,086,824	69,662,273
Capital Transactions:
Contributions	31,407,750,798	57,809,882,476
Withdrawals	(26,530,676,207)	(53,150,969,195)
Net increase in net assets from capital transactions	4,877,074,591	4,658,913,281
Net Increase in Net Assets	4,905,161,415	4,728,575,554
Net Assets
Beginning of period	27,508,761,899	22,780,186,345
End of period	$32,413,923,314	$27,508,761,899

34	See Notes to Financial Statements.

State Street Money Market Portfolio

Financial Highlights

		Ratios to Average Net Assets					Net Assets End of Period (000s omitted)
Period Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses		Net Investment Income
Money Market Portfolio
2013*	0.09%	0.06%**	0.06	%**	0.18	%**	$32,413,923
2012	0.26%	0.06%	0.06%		0.25%		$27,508,762
2011	0.20%	0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%	0.12%	0.12%		0.20%		$26,503,826
2009	0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%	0.12%	0.10%		2.79%		$8,605,905

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.
*	For the six months ended June 30, 2013 (Unaudited).
**	Annualized.

See Notes to Financial Statements.	35

State Street Money Market Portfolio

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2013, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, (the “Portfolio”). The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Investments in Securities
Valuation Inputs
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	32,409,245,409
Level 3—Significant Unobservable Inputs	—
Total Investments	$32,409,245,409

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the six months ended June 30, 2013, there were no transfers between levels.

Securities Transactions, Investment Income and Expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio daily based on each partner’s daily ownership percentage.

Federal Income Taxes – The Portfolio is not required to pay federal income taxes on their net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2012, and determined it does not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio’s transactions, is generally within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting

State Street Money Market Portfolio

Notes to Financial Statements  (Cont.)

June 30, 2013 (Unaudited)

an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

At period end, the Portfolio had investments in repurchase agreements with gross values of $7,424,000,000.

Expense Allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to the Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of Estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

3.	Related Party Fees

The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets during the month as follows:

Asset Levels	Annual Percentage of Average Aggregate Daily Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

4.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Money Market Portfolio

General Information

June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

State Street Money Market Portfolio

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

Ellen Needham

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

us.allianzgi.com

Receive this report electronically and eliminate paper mailings.

To enroll, go to us.allianzgi.com/edelivery.

©2013 Allianz Global Investors Distributors U.S. LLC	AZ752SA_063013

AGI-2013-08-05-7518

ITEM 2.  CODE OF ETHICS

(a)	Not required in this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

                  INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND

                 AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund’s last provided disclosure in response to this item.

ITEM 11.  CONTROLS AND PROCEDURES

(a)	The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS

(a) (1)	Not required in this filing.

(a) (2)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3)	Not applicable

(b)	Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allianz Funds

By:	/s/ Brian S. Shlissel

Brian S. Shlissel
President

Date: September 3, 2013

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel

Brian S. Shlissel
President

Date: September 3, 2013

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 3, 2013